Land use right, net (Details) - USD ($)	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Finite-Lived Intangible Assets [Line Items]
Land use right	$ 1,119,635	$ 1,063,133
Less: accumulated amortization	(1,051,208)	(891,846)
Intangible assets, net	68,427	171,287
Amortization	111,096	102,840	$ 104,739
Land use right
Finite-Lived Intangible Assets [Line Items]
Land use right	610,182	579,390
Less: accumulated amortization	(35,595)	(22,211)
Intangible assets, net	574,587	557,179
Amortization	$ 12,109	$ 11,251	$ 10,512